Materials, energy and consumables used (Tables)	12 Months Ended
Jun. 30, 2023
Materials, energy and consumables used
Schedule of materials, energy and consumables used

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Cost of raw materials (revised, refer to note 1)	126 338	100 607	71 016
Cost of energy and other consumables used in production process	25 959	23 392	14 354
	152 297	123 999	85 370
*

Costs relating to items that are consumed in the manufacturing process, including changes in inventories and distribution costs up until the point of sale. A significant increase was noted due to higher basic fuel prices, higher crude oil and other product costs, as well as higher utility prices. Included in materials, energy and consumables used is carbon taxes of R1,7 billion (2022 - R1,2 billion). Under the carbon tax regulations, South African companies are able to buy carbon credits from third parties to offset a portion of their carbon tax liability. To this end, Sasol enters into strategic and cost-effective long term agreements with reputable suppliers for credible high-quality carbon offset credits. The ultimate amount of credits acquired will depend on the development of projects under the applicable standards, delivering the credits within the agreed timeframe, and will be subject to audit/verification by an independent party.